Other financial liabilities (Tables)	12 Months Ended
Sep. 30, 2020
Other financial liabilities
Schedule of other financial liabilities

	Consolidated		Parent Entity
$m	2020	2019	2020	2019
Repurchase agreements	27,763	10,604	27,763	10,604
Interbank placements	4,981	9,884	4,710	9,834
Accrued interest payable	1,367	2,627	1,169	2,312
Securities purchased not delivered	2,291	1,398	2,291	1,395
Trade creditors and other accrued expenses	1,250	1,154	1,045	927
Settlement and clearing balances	1,005	1,222	989	1,197
Securities sold short	846	766	846	766
Other	1,422	1,560	1,343	1,481
Total other financial liabilities	40,925	29,215	40,156	28,516